Net Loss Per Share - Additional Information (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net Loss Per Share
Weighted-average number of vested shares	3,597,981	1,998,880
Weighted-average exercise price	$ 0.00001	$ 0.00001